Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 142,745	$ 28,381
Marketable securities	342,510	161,939
Accounts receivable	2,000	2,000
Restricted cash, current	567	0
Prepaid expenses and other current assets	4,516	1,312
Total current assets	492,338	193,632
Property and equipment, net	4,832	3,823
Operating lease right-of-use assets	1,254	7,480
Restricted cash, net of current portion	1,712	2,279
Other assets	19	38
Total assets	500,155	207,252
Current liabilities:
Accounts payable	3,226	1,841
Accrued expenses and other current liabilities	9,887	6,140
Operating lease liabilities	1,503	959
Deferred revenue	26,022	31,977
Income tax payable	52	0
Total current liabilities	40,690	40,917
Operating lease liabilities, net of current portion	0	6,925
Deferred revenue, net of current portion	114,718	120,805
Other long-term liabilities	0	5
Total liabilities	155,408	168,652
Commitments and contingencies (Note 9)
Preferred stock, $0.001 par value; 10,000,000 shares authorized; no shares issued and outstanding as of December 31, 2021 and 2020, respectively	0	0
Stockholders' equity:
Common stock, $0.001 par value; 200,000,000 and 56,393,261 shares authorized at December 31, 2021 and December 31, 2020, respectively;87,598,184 and 40,372,133 shares issued and outstanding as of December 31, 2021 and 2020, respectively	88	40
Additional paid-in capital	506,760	141,644
Accumulated other comprehensive (loss) income	(765)	17
Accumulated deficit	(161,336)	(103,101)
Total stockholders' equity	344,747	38,600
Total liabilities and stockholders' equity	$ 500,155	$ 207,252